HOL03   126460
                SUPPLEMENT TO THE PROSPECTUS
                    DATED APRIL 30, 1999
                     NORTHWESTERN MUTUAL
                   VARIABLE EXECUTIVE LIFE
                   FOR SALES IN NEW JERSEY



          On page 9 of the prospectus dated April 30, 1999, the following is added at the end of the first paragraph under the heading "Cash
          Value":


          This  increase in cash value is not available
          in  New Jersey.  The cash values shown in the
          illustrations on pages 41-48 are not  correct
          for Policy Years 1 and 2 for Policies sold in
          New   Jersey.   Corrected  illustrations  are
          available upon request.




                The  date of this Prospectus Supplement
          is August 17, 1999.